Interest Bearing Liabilities, Non-Convertible Redeemable Cumulative Preference Shares (Details) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions		10 Months Ended	36 Months Ended
	Aug. 27, 2021 CAD ($) $ / shares shares	Jun. 30, 2025 AUD ($)	Aug. 31, 2024	Jun. 30, 2024 AUD ($)
Non-convertible redeemable cumulative preference shares [Abstract]
Debt amount		$ 77,551		$ 30,620
North American Lithium [Member]
Non-convertible redeemable cumulative preference shares [Abstract]
Debt amount	$ 63
North American Lithium [Member] | Non Convertible Redeemable Cumulative Preference Shares [Member]
Non-convertible redeemable cumulative preference shares [Abstract]
Preference shares | shares	20
Par value per share | $ / shares	$ 1
Interest rate on financial liabilities		0.1625	0.05